Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

23. Subsequent events

In January 2013, Acorn Consulting, a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate Acorn Consulting upon the completion of this deregistration, which resulted in the dissolution of the legal entity.

In March 2013, the Group has obtained a US dollar denominated loan of US$8.5 million and repurchased an aggregate of 7,859,550 ordinary shares (equivalent to 2,619,850 ADSs) in the form of ordinary shares and ADSs for total cash consideration of US$8.6 million.